Dividends	12 Months Ended
Dec. 31, 2019
Equity [Abstract]
Dividends	DIVIDENDS In 2019, preferred share dividends in the amount of $2 million (2018 - $9 million) and common share dividends in the amount of $1 million (2018 - $6 million) were declared and paid.